As filed with the Securities and Exchange Commission on September 20, 2012

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Registration No. 033-02659

Pre-Effective Amendment No.
Post-Effective Amendment No.162

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-04556

Amendment No.163

TRANSAMERICA FUNDS

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (2) of Rule 485.
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act; and Transamerica Funds has duly caused this Post-Effective Amendment No. 162 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 20th day of September, 2012.

TRANSAMERICA FUNDS

By:	/s/ Thomas A. Swank
Thomas A. Swank
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 162 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Thomas A. Swank Thomas A. Swank	President and Chief Executive Officer	September 20, 2012

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	September 20, 2012

/s/ Leo J. Hill Leo J. Hill*	Trustee	September 20, 2012

/s/ David W. Jennings David W. Jennings*	Trustee	September 20, 2012

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	September 20, 2012

/s/ Eugene M. Mannella Eugene M. Mannella*	Trustee	September 20, 2012

/s/ Norman R. Nielsen Norman R. Nielsen*	Trustee	September 20, 2012

/s/ Joyce G. Norden Joyce G. Norden*	Trustee	September 20, 2012

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	September 20, 2012

/s/ John W. Waechter John W. Waechter*	Trustee	September 20, 2012

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	September 20, 2012

/s/ Elizabeth Strouse Elizabeth Strouse	Vice President, Treasurer and Principal Financial Officer	September 20, 2012

/s/ Dennis P. Gallagher * By: Dennis P. Gallagher Dennis P. Gallagher**		September 20, 2012

**	Attorney-in-fact pursuant to powers of attorney previously filed.

WASHINGTON, D.C. 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Post-Effective Amendment No. 162 to

Registration Statement on

Form N-1A

Transamerica Funds

Registration No. 033-02659

EXHIBIT INDEX

Exhibits Description of Exhibits

XBRL Instance Document	EX-101.INS

XBRL Taxonomy Calculation Linkbase Document	EX-101.CAL

XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF

XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB

XBRL Taxonomy Extension Schema Document	EX-101.SCH

XBRL Taxonomy Presentation Linkbase Document	EX-101.PRE